STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends	$ 12,653,428
Net appreciation in fair value of investments	36,172,710
Net investment income	48,826,138
Interest income from notes receivable from participants	385,854
Contributions:
Employer	12,050,017
Participants	15,751,859
Participant rollover	1,036,214
Total contributions	28,838,090
Total additions	78,050,082
Deductions from net assets attributed to:
Benefits paid to participants	40,685,033
Administrative fees	479,434
Total deductions	41,164,467
Net increase	36,885,615
Net assets available for benefits:
Beginning of year	364,974,648
End of year	$ 401,860,263